Schedule of investments
Macquarie Smid Cap Core Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.00%
Basic Materials — 6.22%
Beacon Roofing Supply †	48,780	$ 4,955,072
Boise Cascade	34,873	4,145,005
Huntsman	164,732	2,970,118
Kaiser Aluminum	23,320	1,638,696
Minerals Technologies	53,639	4,087,828
Reliance	15,157	4,081,174
		21,877,893
Business Services — 5.21%
ABM Industries	49,160	2,516,009
Aramark	71,853	2,680,835
ASGN †	28,448	2,370,856
Casella Waste Systems Class A †	24,868	2,631,283
Clean Harbors †	13,925	3,204,700
FTAI Aviation	6,219	895,785
UL Solutions Class A	23,913	1,192,780
WillScot Holdings †	84,482	2,825,923
		18,318,171
Capital Goods — 11.70%
Ameresco Class A †	32,981	774,394
API Group †	33,690	1,211,829
Applied Industrial Technologies	6,362	1,523,508
Atkore	7,860	655,917
Carlisle	10,571	3,899,008
Chart Industries †	12,216	2,331,301
Federal Signal	36,633	3,384,523
Gates Industrial †	67,871	1,396,107
Graco	28,325	2,387,514
Kadant	7,121	2,456,674
KBR	50,547	2,928,188
Lincoln Electric Holdings	19,490	3,653,790
Quanta Services	7,004	2,213,614
Regal Rexnord	15,138	2,348,358
Tetra Tech	74,535	2,969,474
WESCO International	22,356	4,045,542
Zurn Elkay Water Solutions	79,402	2,961,695
		41,141,436
Consumer Discretionary — 3.96%
BJ's Wholesale Club Holdings †	37,407	3,342,315
Dick's Sporting Goods	24,359	5,574,314
Malibu Boats Class A †	26,490	995,759
Steven Madden	94,001	3,996,923
		13,909,311
Consumer Services — 3.24%
Brinker International †	45,875	6,068,804
Texas Roadhouse	21,035	3,795,345
Wendy's	93,450	1,523,235
		11,387,384
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples — 2.86%
Casey's General Stores	12,605	$ 4,994,479
J & J Snack Foods	15,991	2,480,684
YETI Holdings †	67,025	2,581,133
		10,056,296
Credit Cyclicals — 3.17%
BorgWarner	57,637	1,832,280
KB Home	31,126	2,045,601
La-Z-Boy	40,401	1,760,271
Taylor Morrison Home †	35,214	2,155,449
Toll Brothers	26,748	3,368,911
		11,162,512
Energy — 4.87%
Expand Energy	74,609	7,427,326
Liberty Energy	261,132	5,193,915
Permian Resources	314,158	4,517,592
		17,138,833
Finance — 15.30%
Axis Capital Holdings	57,372	5,084,307
Columbia Banking System	160,449	4,333,727
East West Bancorp	67,549	6,468,492
Essent Group	45,358	2,469,290
Hamilton Lane Class A	16,112	2,385,382
Kemper	69,482	4,616,384
Pinnacle Financial Partners	43,027	4,921,859
Primerica	10,252	2,782,598
Reinsurance Group of America	20,049	4,283,068
SouthState	34,038	3,386,100
Stifel Financial	46,864	4,971,333
Webster Financial	100,856	5,569,268
WSFS Financial	47,949	2,547,530
		53,819,338
Healthcare — 13.29%
Amicus Therapeutics †	129,146	1,216,555
Apellis Pharmaceuticals †	54,174	1,728,692
Azenta †	30,998	1,549,900
Bio-Techne	37,175	2,677,715
Blueprint Medicines †	32,810	2,861,688
Encompass Health	36,623	3,382,134
Exact Sciences †	43,356	2,436,174
Halozyme Therapeutics †	59,424	2,841,061
Insmed †	58,156	4,015,090
Inspire Medical Systems †	11,491	2,130,202
Intra-Cellular Therapies †	29,849	2,492,989
Lantheus Holdings †	26,118	2,336,516
Ligand Pharmaceuticals †	22,256	2,384,730
Natera †	26,304	4,163,923
Neurocrine Biosciences †	29,092	3,971,058
OmniAb 12.5 =, †	10,854	0
NQ- IV065 [1224] 0225 (4220573)    1

Schedule of investments
Macquarie Smid Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
OmniAb 15 =, †	10,854	$ 0
Repligen †	14,423	2,076,047
Supernus Pharmaceuticals †	56,080	2,027,853
TransMedics Group †	18,923	1,179,849
Ultragenyx Pharmaceutical †	30,036	1,263,615
		46,735,791
Media — 1.77%
IMAX †	95,874	2,454,374
Interpublic Group	82,578	2,313,836
Nexstar Media Group	9,237	1,459,169
		6,227,379
Real Estate Investment Trusts — 6.08%
Brixmor Property Group	125,276	3,487,684
Camden Property Trust	32,943	3,822,706
First Industrial Realty Trust	67,043	3,360,866
Healthpeak Properties	143,579	2,910,346
Jones Lang LaSalle †	10,125	2,563,042
Kite Realty Group Trust	126,192	3,185,086
Terreno Realty	34,517	2,041,335
		21,371,065
Technology — 14.37%
Box Class A †	45,558	1,439,633
Coherent †	47,297	4,480,445
Dynatrace †	51,541	2,801,253
ExlService Holdings †	104,233	4,625,861
Guidewire Software †	25,076	4,227,312
MACOM Technology Solutions Holdings †	29,905	3,884,959
Procore Technologies †	31,574	2,365,840
PTC †	9,459	1,739,226
Q2 Holdings †	38,824	3,907,636
Rapid7 †	32,601	1,311,538
Rubrik Class A †	8,454	552,554
Semtech †	80,986	5,008,984
Silicon Laboratories †	18,837	2,339,932
Smartsheet Class A †	39,608	2,219,236
SPS Commerce †	6,964	1,281,306
Varonis Systems †	65,158	2,894,970
WNS Holdings †	43,208	2,047,627
Workiva †	18,300	2,003,850
Yelp †	36,476	1,411,621
		50,543,783
Transportation — 3.33%
International Seaways	20,618	741,011
Kirby †	36,394	3,850,485
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Knight-Swift Transportation Holdings	51,558	$ 2,734,636
Saia †	1,312	597,918
Scorpio Tankers	7,478	371,582
Teekay Tankers Class A	4,699	186,973
Werner Enterprises	46,545	1,671,897
XPO †	11,867	1,556,357
		11,710,859
Utilities — 1.63%
Black Hills	46,527	2,722,760
Spire	44,071	2,989,336
		5,712,096
Total Common Stocks (cost $255,930,462)		341,112,147

Short-Term Investments — 3.06%
Money Market Mutual Funds — 3.06%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	2,691,860	2,691,860
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	2,691,859	2,691,859
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	2,691,860	2,691,860
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	2,691,857	2,691,857
Total Short-Term Investments (cost $10,767,436)		10,767,436

Total Value of Securities—100.06% (cost $266,697,898)		351,879,583
Liabilities Net of Receivables and Other Assets—(0.06%)		(214,970)
Net Assets Applicable to 19,320,333 Shares Outstanding—100.00%		$351,664,613
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV065 [1224] 0225 (4220573)